INVESTMENTS IN JOINT VENTURES AND ASSOCIATES - Investments in associates (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Movements in investments in associates
As at January 1		¥ 6,935,030	¥ 5,926,533
As at December 31	$ 925,527	6,363,462	6,935,030
Associates
Movements in investments in associates
As at January 1		6,935,030	5,926,533
Capital injections		315,300	857,317
Deemed disposal of subsidiaries			100,092
A subsidiary changed into an associate			240,258
Associates changed into subsidiaries		(862,214)
Disposal		(32,720)
Share of profits and losses for the year		39,335	(165,249)
Cash dividends declared		(36,157)	(26,330)
Share of changes in reserves		4,888	2,409
As at December 31		¥ 6,363,462	¥ 6,935,030